Fair Value of Financial Instruments - Black Scholes Pricing Model Included Significant Unobservable Inputs (Details)	Dec. 31, 2020	Dec. 31, 2019
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	65.00	45.00
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	0.00	0.00
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	0.27	1.69
Marketability discount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	60.00	50.00